Investment Strategy - iShares International Equity Factor Rotation Active ETF	Jul. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to outperform, before Fund fees and expenses, the investment results of international developed equity markets. The Fund considers developed markets to be the constituents of the MSCI EAFE Index. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers economically tied to countries other than the United States and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities, based on a proprietary Factor Rotation model developed by BFA and its affiliates.
The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund considers an issuer to be economically tied to a country if (1) the issuer is domiciled or maintains its principal place of business in such country, (2) the issuer’s securities are traded principally in such country (i.e., the primary listing exchange on which the securities are traded is located in such country), or (3) the issuer does a substantial amount of business in such country, which the Fund considers to be at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years. A security may be economically tied to more than one country.
The Fund will primarily invest in developed markets, but may also invest up to 35% of its total assets in emerging markets.
The eligible universe of securities that are part of the model includes non-U.S. equity securities of large- and mid-capitalization companies. The proprietary model uses commonly-used equity style factors such as momentum, quality, value, size and minimum volatility and dynamically allocates the factors, and seeks to emphasize those factors with the strongest near-term return prospects. The model incorporates two potential sources of return: long-term (i.e., a full market cycle) return premium and short-term (i.e., 3‑6 months) returns from timing the cyclical behavior of each individual factor in the model. The model incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and seeks to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
While the Fund is actively managed, the Fund generally allocates its investments to securities based on the Factor Rotation model. The model allows for a company to be included under more than one of the equity style factors rather than being solely assigned to a single style factor. The Fund will hold common stock of those companies that fall into at least one of the equity style factors. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than an index fund. Accordingly, the management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.
The Fund may engage in active and frequent trading of its investments.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers economically tied to countries other than the United States and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities, based on a proprietary Factor Rotation model developed by BFA and its affiliates.